December 5, 2005



Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

         Re:      Capital World Bond Fund, Inc.
                  File Nos.  33-12447 and 811-5104

Dear Sir or Madam:

                  Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 30, 2005 of the Registrant's Post-Effective Amendment No. 28 under the Act and Amendment No. 29 under the Investment Company Act of 1940.

Sincerely yours,



Julie F. Williams

Attachment

cc: Laura Hatch